Consolidated Statements of Financial Position - CAD ($) $ in Millions	Mar. 28, 2021	Mar. 29, 2020
Current assets
Cash	$ 477.9	$ 31.7
Trade receivables	40.9	32.3
Inventories	342.3	412.3
Income taxes receivable	4.8	12.0
Other current assets	31.0	43.5
Total current assets	896.9	531.8
Deferred income taxes	46.9	40.8
Property, plant and equipment	116.5	115.1
Intangible assets	155.0	161.7
Right-of-use assets	233.7	211.8
Goodwill	53.1	53.1
Other long-term assets	5.1	6.0
Total assets	1,507.2	1,120.3
Current liabilities
Accounts payable and accrued liabilities	177.8	144.4
Provisions	20.0	15.6
Income taxes payable	19.1	13.0
Short-term borrowings	0.0	0.0
Current portion of lease liabilities	45.2	35.9
Total current liabilities	262.1	208.9
Provisions	25.6	21.4
Deferred income taxes	21.6	15.1
Revolving facility	0.0	0.0
Term loan	367.8	158.1
Lease liabilities	209.6	192.0
Other long-term liabilities	20.4	4.6
Total liabilities	907.1	600.1
Shareholders' equity	600.1	520.2
Total liabilities and shareholders' equity	$ 1,507.2	$ 1,120.3